Average Annual Total Returns - US Socially Responsible Fund	None 1 Year	None 5 Years	None 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	15.85%	14.07%	13.56%	18.40%	15.22%	13.88%